Net Loss per Share	12 Months Ended
Dec. 31, 2021
Net Loss Per Share
Net Loss Per Share
18.	Net Loss per Share
For the years ended December 31, 2019, 2020 and 2021, the Company had potential ordinary shares, including share options granted, and ordinary shares issuable upon the conversion of the April 2026 Notes, 2027 Notes and December 2026 Notes, where applicable. As the Group incurred losses for the years ended December 31, 2019, 2020 and 2021, these potential ordinary shares were anti-dilutive and excluded from the calculation of diluted net loss per share.

For the year ended December 31, 2019, the numbers of share options and the number of ordinary shares issuable upon the conversion of the April 2026 Notes, which were anti-dilutive and excluded from the computation of diluted net loss per share, were 9,328,721 shares and 20,202,000 shares, respectively.
For the year ended December 31, 2020, the numbers of share options and the number of ordinary shares issuable upon the conversion of the April 2026 Notes and 2027 Notes, which were anti-dilutive and excluded from the computation of diluted net loss per share, were 8,927,697 shares, 20,202,000 shares and 19,641,280 shares, respectively.
For the year ended December 31, 2021, the numbers of share options and the number of ordinary shares issuable upon the conversion of the April 2026 Notes, 2027 Notes and December 2026 Notes, which were anti-dilutive and excluded from the computation of diluted net loss per share, were 13,249,083 shares, 18,706,486 shares,

19,641,274 shares and 17,027,040 shares, respectively.
The following table sets forth the computation of basic and diluted net loss per share for the years ended December 31, 2019, 2020 and 2021:

	For the Year Ended December 31,
	2019	2020	2021

	RMB in thousands, except for share and per share data

Numerator:
Net loss	(1,303,570)	(3,054,017)	(6,808,739)
Accretion to redeemable noncontrolling interests	—	(4,292)	—
Net loss attributable to noncontrolling interests	14,597	46,605	19,511

Net loss attributable to Bilibili Inc.’s shareholders for basic/dilutive net loss per share calculation	(1,288,973)	(3,011,704)	(6,789,228)

Denominator:
Weighted average number of ordinary shares outstanding, basic	323,161,680	345,816,023	379,898,121
Weighted average number of ordinary shares outstanding, diluted	323,161,680	345,816,023	379,898,121
Net loss per share, basic	(3.99)	(8.71)	(17.87)
Net loss per share, diluted	(3.99)	(8.71)	(17.87)